Investment in equity accounted investees	12 Months Ended
Mar. 31, 2023
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
15.	Investment in equity accounted investees

	As of March 31,
	2023		2022
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China		4,645	Rs.	4,259
Equity shares held in DRES Energy Private Limited, India		57		59
	Rs.	4,702	Rs.	4,318
Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2023 and 2022. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2023		2022		2021
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,972	Rs.	7,569	Rs.	8,778
Total non-current assets		3,372		2,460		892
Total assets	Rs.	10,344	Rs.	10,029	Rs.	9,670
Equity	Rs.	8,696	Rs.	7,944	Rs.	6,088
Total current liabilities		1,648		2,085		3,582
Total equity and liabilities	Rs.	10,344	Rs.	10,029	Rs.	9,670
Revenues	Rs.	9,323	Rs.	9,867	Rs.	9,017
Expenses		8,598		8,480		8,117
Profit for the year	Rs.	725	Rs.	1,387	Rs.	900
Company’s share of profits for the year	Rs.	372	Rs.	712	Rs.	461
Carrying value of the Company’s investment (1)	Rs.	4,645	Rs.	4,259	Rs.	3,307
Translation adjustment arising out of translation of foreign currency balances	Rs.	692	Rs.	678	Rs.	438

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

Details of the Company’s investment in DRES Energy Private Limited:
	As of/for the Year Ended March 31,
	2023		2022		2021
Carrying value of the Company’s investment	Rs.	57	Rs.	59	Rs.	68
Company’s share of (loss)/profit for the year		(2)		(9)		19